Share-based Payments	9 Months Ended
Sep. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
7. Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The six share-based payment plans include three new plans approved by shareholders at the annual general meeting of the Company on June 25, 2020. The share options granted under these plans are settled in equity. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.
As detailed in the table below, during the nine months ended September 30, 2020, 2,585,639 share options were granted under the Company’s U.K. share-based payment plans and U.S. share option sub-plan
(nine months ended September 30, 2019: 1,202,150 share options granted). Options granted under these plans will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan. As the Company completed its initial public offering in October 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than two years, the underlying expected volatility was determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company. Options granted with an estimated life of two years or less, have been valued using the Company’s own historical volatility rates.

The following weighted average principal assumptions were used in calculating the fair values of options granted:

	Options granted on
	June 10, 2020	Sept 9, 2020	Sept 9, 2020
Vesting dates	June 10, 2021	Sept 9, 2021	Sept 9, 2021
	June 10, 2022	Sept 9, 2022	Sept 9, 2022
	June 10, 2023	Sept 9, 2023	Sept 9, 2023
	June 10, 2024	Sept 9, 2024	Sept 9, 2024
Volatility	76.59%	82.98%	87.21%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.003%	(0.08)%	(0.08)%
Fair value of option at grant date	£2.76	£4.24	£4.24
Fair value of share at grant date	£4.78	£4.28	£4.28
Exercise price at date of grant	£4.78	£0.04	£0.04
Lapse date	June 10, 2030	Sept 9, 2030	—
Expected option life (years)	4.50	3.50	2.50
Number of options granted	2,186,780	290,356	108,503
For the three months ended September 30, 2020, the Company has recognized £1.4 million of share-based payment expense in the statement of operations (three months ended September 30, 2019: £1.0 million). For the nine months ended September 30, 2020, the Company has recognized £3.1 million of share-based payment expense in the statement of operations (nine months ended September 30, 2019: £2.2 million).